Earnings per share (Details)	12 Months Ended
	Sep. 30, 2022 USD ($) item $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares
Earnings per share
Profit (loss) for the period, used to calculate basic EPS | $	$ 65,075,506	$ (271,729,101)	$ (568,319)
Profit (loss) for the period, used to calculate diluted EPS | $	$ 65,075,506
Weighted average number of shares, used for calculating basic EPS | shares	121,161,250	68,326,365	59,260,796
Weighted average number of shares, used for calculating diluted EPS | shares	121,929,892
Per share amount, basic EPS | $ / shares	$ 0.5371	$ (3.9769)	$ (0.0096)
Per share amount, diluted EPS | $ / shares	$ 0.5337
Share exchange ratio | item	46.06